Employment Benefits - Liabilities for Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	¥ 7,210	¥ 6,189
Plan assets	(267)	(27)
Liabilities for post-employment benefits	6,943	6,162
Unfunded [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	6,628	6,089
Liabilities for post-employment benefits	6,628	6,089
Funded [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	582	100
Plan assets	(267)	(27)
Liabilities for post-employment benefits	¥ 315	¥ 73